Note 17 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Note 17 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Income (loss) from continuing operations	$ 27,770	$ 21,821	$ 13,733
Canada [Member]
Note 17 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Income (loss) from continuing operations	13,933	14,489	6,922
United States [Member]
Note 17 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Income (loss) from continuing operations	4,773	6,300	7,841
Other Countries [Member]
Note 17 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Income (loss) from continuing operations	$ 9,064	$ 1,032	$ (1,030)